CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT (Cash and cash equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Other investments [Abstract]
Other deposits with maturity of more than three months	$ 44,529		$ 132,736
Other investments - Current	44,529		132,736
Cash and cash equivalents [abstract]
Cash and banks	87,863		100,739
Restricted cash	2,216		50		$ 83
Short-term bank deposits	140,456		229,239
Other deposits with maturity of less than three months	20,006		7,751
Cash and cash equivalents	$ 250,541	[1]	$ 337,779	[1]	$ 183,463	[1]	$ 151,491

[1]	It includes restricted cash of $2,216, $50 and $83 as of December 31, 2018, 2017 and 2016, respectively. In addition, the Company had other investments with a maturity of more than three months for $51,472, $135,864 and $150,851 as of December 31, 2018, 2017 and 2016, respectively.